Non-interest revenue (Tables)	12 Months Ended
Mar. 31, 2024
Summary of Disaggregation of Revenue
The table below presents the fees and commissions
disaggregated
by revenue source for the fiscal years ended March 31, 2022, March 31, 2023 and March 31, 2024.

	Fiscal year ended March 31,
	2022		2023		2024		2024

	(In millions)
Deposit related fees	Rs.	37,415.4	Rs.	40,749.9	Rs.	45,178.6	US$	542.1
Lending related fees		40,532.5		48,878.2		55,501.7		666.0
Third-party products related fees		44,216.1		54,548.9		43,049.3		516.6
Payments and cards business fees		56,170.2		72,969.0		92,568.5		1,110.7
Investment Management Fee		—		—		20,819.1		249.8
Others		24,645.3		22,457.7		23,848.7		286.1

Fees and commissions	Rs.	202,979.5	Rs.	239,603.7	Rs.	280,965.9	US$	3,371.3

Summary of Disaggregation of Revenue from Business Segments
The table below presents the fees and commission disaggregated by segment for the fiscal years ended March 31, 2022, March 31, 2023 and March 31, 2024.

	Fiscal year ended March 31,
	2022		2023		2024		2024

	(In millions)
Retail Banking	Rs.	182,464.1	Rs.	215,252.5	Rs.	229,890.7	US$	2,758.5
Wholesale Banking		19,802.0		23,619.5		27,844.8		334.1
Treasury Services		713.4		731.7		414.9		5.0
Insurance services		—		—		—		—
Others		—		—		22,815.5		273.7

Fees and commissions	Rs.	202,979.5	Rs.	239,603.7	Rs.	280,965.9	US$	3,371.3